Equity-Accounted Investees - Most recent financial statements available of the main equity-accounted investments of Grifols (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Accounted Investees
Non-current assets	€ 16,880,390	€ 13,723,555
Cash and cash equivalents	547,979	655,493
Non-current financial liabilities	(9,960,562)	(7,768,950)
Current financial liabilities	(795,686)	(2,438,291)
Net revenue	6,063,967	4,933,118	€ 5,340,038
Profit for the year	271,146	265,327	€ 708,990
Shanghai RAAS Blood Products Co., Ltd.
Equity Accounted Investees
Non-current assets	3,028,641	2,877,382
Current assets	648,415	549,977
Cash and cash equivalents	430,655	401,117
Non-current liabilities	(2,645)	(3,313)
Non-current financial liabilities	(292)	(453)
Current liabilities	(193,289)	(191,133)
Net assets	3,911,485	3,633,577
Net revenue	700,831	395,812
Profit for the year	€ 227,000	181,395
Access Biologicals Inc.
Equity Accounted Investees
Non-current assets		2,707
Current assets		23,287
Cash and cash equivalents		3,790
Non-current liabilities		(36)
Current liabilities		(3,615)
Current financial liabilities		(2,649)
Net assets		23,484
Net revenue		45,689
Profit for the year		€ 17,380